Document and Entity Information	9 Months Ended
Sep. 30, 2020
Document And Entity Information [Abstract]
Entity Registrant Name	Itamar Medical Ltd.
Entity Central Index Key	0001613170
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Sep. 30, 2020
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q3